Investments in Affiliates (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Financial Position
Current assets	¥ 4,413,558	¥ 1,745,693
Non-current assets	15,216,534	16,460,862
Current liabilities	16,338,523	13,022,143
Non-current liabilities	1,306	3,355,068
Results of operation
Net revenues	4,419,070	3,424,351	¥ 1,347,800
Gross profit	2,461,628	2,008,070	899,946
Income from operations	1,210,690	804,163	287,975
Net profit	¥ 907,724	¥ 529,524	¥ 235,366